Deposits, Receivables and Other Investments (Details Textual) € in Millions, ₪ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 EUR (€)
Deposits Receivables And Other Investments [Line Items]
Restricted deposits	₪ 4.6	₪ 4.0
Secured tenants deposit		2.0	€ 0.5
Receivables from sale of plots		23.0	5.6
Poland [Member]
Deposits Receivables And Other Investments [Line Items]
Restricted deposits		16.0	4.0
Serbia [Member]
Deposits Receivables And Other Investments [Line Items]
Restricted deposits		₪ 10.0	€ 2.5